COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Operating Lease Payments

The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2014 are payable as follows:

Year Ended December 31,	Rental
2015	$165,206
2016	160,344
2017	155,483
2018	155,483
2019	155,483
Over five years	-
$791,999